Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of composition of assets grouped by major classification
	December 31,
	2018	2017

Cost:
Computers and electronic equipment	$3,122	$2,719
Office furniture and equipment	294	231
Leasehold improvements	169	97

	3,585	3,047
Accumulated depreciation:
Computers and electronic equipment	1,640	1,024
Office furniture and equipment	93	83
Leasehold improvements	20	16

	1,753	1,123

	$1,832	$1,924